NORTHERN LIGHTS VARIABLE TRUST

May 1, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Variable Trust – TOPS ®  Capital Preservation ETF Portfolio

     TOPS ®  Balanced ETF Portfolio

TOPS ®  Moderate Growth ETF Portfolio

TOPS ®  Growth ETF Portfolio

TOPS ®  Aggressive Growth ETF Portfolio

TOPS ®  Managed Risk Balanced ETF Portfolio

TOPS ®  Managed Risk Moderate Growth ETF Portfolio

TOPS ®  Managed Risk Growth ETF Portfolio

Post Effective Amendment No. 84 to the Registration Statement on Form N-1A

(File No. 333-131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf of TOPS ® Capital Preservation ETF Portfolio, TOPS ® Balanced ETF Portfolio, TOPS®  Moderate Growth ETF Portfolio, TOPS ® Growth ETF Portfolio, TOPS®  Aggressive Growth ETF Portfolio, TOPS®  Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS®  Managed Risk Growth ETF Portfolio (the “Portfolios”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 84 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 15, 2013 (SEC Accession No. 0000910472-13-001420).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash, Esq.

Secretary

cc:   JoAnn M. Strasser, Esq.